Schedule of Investments — IQ Global Equity R&D Leaders ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 98.1%
Australia - 0.1%
CSL Ltd.	31	$6,270

Belgium - 0.2%
UCB SA	125	9,725

China - 6.4%
Alibaba Group Holding Ltd.*	3,333	39,529
Baidu, Inc., Class A*	1,151	19,428
BeiGene Ltd.*	672	8,638
BYD Co., Ltd., Class H	171	6,221
China Petroleum & Chemical Corp., Class H	20,920	9,861
China Railway Group Ltd., Class H	32,991	19,669
Haier Smart Home Co., Ltd., Class H	2,311	7,389
JD.com, Inc., Class A	435	12,956
Kuaishou Technology*	1,228	12,358
Lenovo Group Ltd.(a)	11,645	11,259
Meituan, Class B*	610	13,700
Metallurgical Corp of China Ltd., Class H	57,827	12,081
NetEase, Inc.	567	10,452
NXP Semiconductors NV	62	11,401
PetroChina Co., Ltd., Class H	26,195	12,180
Tencent Holdings Ltd.	958	37,442
Weichai Power Co., Ltd., Class H	3,550	5,083
Xiaomi Corp., Class B*	7,605	11,955
ZTE Corp., Class H	6,894	14,825

Total China		276,427

Denmark - 0.4%
Novo Nordisk A/S, Class B	148	17,310

Finland - 0.7%
Nokia OYJ	5,688	29,573

France - 2.1%
Airbus SE	163	17,431
Dassault Systemes SE	162	6,881
L'Oreal SA	20	7,507
Renault SA*	285	8,353
Sanofi	366	36,278
Thales SA	57	7,053
Valeo	336	7,157

Total France		90,660

Germany - 6.2%
BASF SE	280	12,395
Bayer AG	548	31,850
Bayerische Motoren Werke AG	488	39,548
Continental AG	308	21,738
Daimler Truck Holding AG*	303	8,215
Fresenius SE & Co. KGaA	161	4,096
Infineon Technologies AG	372	10,071
Mercedes-Benz Group AG	533	31,097
Merck KGaA	88	16,663
SAP SE	374	34,581
Siemens AG	281	31,099
Siemens Energy AG	409	6,750
Siemens Healthineers AG	202	10,302
Traton SE	551	8,523

Total Germany		266,928

Israel - 0.1%
Teva Pharmaceutical Industries Ltd.*	605	5,650

Japan - 9.9%
Aisin Corp.	288	8,479
Astellas Pharma, Inc.	784	12,245
Canon, Inc.	580	13,631
Chugai Pharmaceutical Co., Ltd.	250	6,985
Daiichi Sankyo Co., Ltd.	509	13,417
Denso Corp.	401	21,705
Eisai Co., Ltd.	211	9,594
FUJIFILM Holdings Corp.	136	7,693
Fujitsu Ltd.	37	5,126
Hitachi Ltd.	295	14,797
Honda Motor Co., Ltd.	1,532	38,836
Mazda Motor Corp.	761	6,355
Mitsubishi Chemical Group Corp.	1,291	7,193
Mitsubishi Electric Corp.	860	9,034
Murata Manufacturing Co., Ltd.	88	5,101
NEC Corp.	150	5,494
Nippon Telegraph & Telephone Corp.	370	10,539
Nissan Motor Co., Ltd.	5,496	20,660
Otsuka Holdings Co., Ltd.	363	12,912
Panasonic Holdings Corp.	2,431	19,899
Renesas Electronics Corp.*	775	7,364
Ricoh Co., Ltd.	606	4,834
SoftBank Group Corp.	227	9,520
Sony Group Corp.	314	27,476
Subaru Corp.	270	4,681
Sumitomo Chemical Co., Ltd.	1,974	7,710
Sumitomo Electric Industries Ltd.	535	5,898
Suzuki Motor Corp.	248	8,022
Takeda Pharmaceutical Co., Ltd.	959	28,164
TDK Corp.	231	7,190
Tokyo Electron Ltd.	19	6,541
Toshiba Corp.	167	6,731
Toyota Motor Corp.	3,382	54,077

Total Japan		427,903

Netherlands - 0.7%
ASML Holding NV	33	18,688
Koninklijke Philips NV	510	10,481

Total Netherlands		29,169

Singapore - 0.2%
STMicroelectronics NV	268	10,092

South Korea - 3.7%
Hyundai Mobis Co., Ltd.	34	5,980
Hyundai Motor Co.	61	9,203
Kia Corp.	97	6,063
LG Display Co., Ltd.	454	5,347
LG Electronics, Inc.	190	13,807
NAVER Corp.	38	7,576
Samsung Electronics Co., Ltd.	1,985	93,818

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
SK Hynix, Inc.	230	$17,333

Total South Korea		159,127

Spain - 0.1%
Telefonica SA	1,161	5,158

Sweden - 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	3,555	26,804
Volvo AB, B Shares	682	12,145

Total Sweden		38,949

Switzerland - 1.4%
ABB Ltd.	228	6,887
Novartis AG	608	52,163

Total Switzerland		59,050

Taiwan - 1.6%
Delta Electronics, Inc.	639	5,506
Hon Hai Precision Industry Co., Ltd.	5,442	19,812
MediaTek, Inc.	645	14,713
Realtek Semiconductor Corp.	397	4,535
Taiwan Semiconductor Manufacturing Co., Ltd.	1,441	24,497

Total Taiwan		69,063

United Kingdom - 1.6%
AstraZeneca PLC	392	51,729
Haleon PLC*	1,870	6,640
Rolls-Royce Holdings PLC*	4,946	5,373
Unilever PLC	124	6,041

Total United Kingdom		69,783

United States - 61.8%
3M Co.	78	11,173
Abbott Laboratories	141	15,346
AbbVie, Inc.	261	37,456
Accenture PLC, Class A	22	6,738
Activision Blizzard, Inc.	96	7,675
Adobe, Inc.*	38	15,584
Advanced Micro Devices, Inc.*	193	18,233
Alphabet, Inc., Class A*	1,660	193,091
Amazon.com, Inc.*	2,143	289,198
Amgen, Inc.	111	27,469
Analog Devices, Inc.	55	9,458
Apple, Inc.	978	158,935
Applied Materials, Inc.	141	14,943
Aptiv PLC*	56	5,874
AT&T, Inc.	408	7,662
Atlassian Corp. PLC, Class A*	38	7,954
Autodesk, Inc.*	34	7,355
Becton Dickinson and Co.	31	7,574
Biogen, Inc.*	64	13,764
Block, Inc.*	115	8,747
Boeing Co. (The)*	104	16,568
Boston Scientific Corp.*	186	7,635
Bristol-Myers Squibb Co.	838	61,828
Broadcom, Inc.	50	26,774
Cadence Design Systems, Inc.*	43	8,001
Caterpillar, Inc.	46	9,119
Cisco Systems, Inc.	868	39,381
Corning, Inc.	170	6,249
Corteva, Inc.	112	6,446
Cummins, Inc.	30	6,639
Danaher Corp.	40	11,659
Deere & Co.	28	9,609
Dell Technologies, Inc., Class C	471	21,223
eBay, Inc.	166	8,073
Edwards Lifesciences Corp.*	55	5,530
Electronic Arts, Inc.	92	12,073
Eli Lilly & Co.	130	42,860
Expedia Group, Inc.*	53	5,621
Ford Motor Co.	3,305	48,550
General Electric Co.	201	14,856
General Motors Co.*	1,251	45,361
Gilead Sciences, Inc.	501	29,935
GSK PLC	1,496	31,451
Hewlett Packard Enterprise Co.	791	11,264
Honeywell International, Inc.	40	7,698
HP, Inc.	277	9,249
Illumina, Inc.*	36	7,800
Incyte Corp.*	119	9,244
Intel Corp.	2,254	81,843
International Business Machines Corp.	268	35,052
Intuit, Inc.	33	15,054
Johnson & Johnson	481	83,944
Juniper Networks, Inc.	193	5,410
KLA Corp.	17	6,520
Lam Research Corp.	18	9,009
Lockheed Martin Corp.	19	7,862
Marvell Technology, Inc.	165	9,187
Medtronic PLC	164	15,173
Merck & Co., Inc.	783	69,953
Meta Platforms, Inc., Class A*	858	136,508
Microchip Technology, Inc.	85	5,853
Micron Technology, Inc.	236	14,599
Microsoft Corp.	512	143,739
Moderna, Inc.*	81	13,291
Nestle SA	91	11,126
Netflix, Inc.*	73	16,418
Northrop Grumman Corp.	13	6,226
NVIDIA Corp.	187	33,965
Oracle Corp.	596	46,393
Palo Alto Networks, Inc.*	15	7,486
PayPal Holdings, Inc.*	218	18,863
Pfizer, Inc.	1,567	79,149
Procter & Gamble Co. (The)	74	10,279
QUALCOMM, Inc.	321	46,564
Raytheon Technologies Corp.	161	15,007
Regeneron Pharmaceuticals, Inc.*	26	15,124
Rivian Automotive, Inc., Class A*	362	12,417
Roche Holding AG	262	86,765
Salesforce, Inc.*	150	27,603
Schneider Electric SE	64	8,780
Seagate Technology Holdings PLC	64	5,119
Seagen, Inc.*	52	9,359
ServiceNow, Inc.*	17	7,593
Splunk, Inc.*	58	6,027
Spotify Technology SA*	60	6,781
Stellantis NV	2,154	30,577
Stryker Corp.	35	7,516
Synopsys, Inc.*	28	10,290
Tesla, Inc.*	22	19,612
Texas Instruments, Inc.	55	9,839
Thermo Fisher Scientific, Inc.	15	8,976
Twitter, Inc.*	195	8,114
Uber Technologies, Inc.*	497	11,655

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Vertex Pharmaceuticals, Inc.*	70	$19,629
VMware, Inc., Class A	138	16,036
Western Digital Corp.*	238	11,686
Workday, Inc., Class A*	74	11,477

Total United States		2,680,373

Total Common Stocks
(Cost $4,848,378)		4,251,210
Preferred Stock — 1.7%
Germany - 1.7%
Volkswagen AG, 5.31%
(Cost $101,053)	518	72,519

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	11,485	11,485
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	3,514	3,514
Total Short-Term Investments
(Cost $14,999)		14,999

Total Investments — 100.1%
(Cost $4,964,430)		4,338,728
Other Assets and Liabilities, Net — (0.1)%		(4,247)
Net Assets — 100.0%		$4,334,481

		% of
Industry	Value	Net Assets
Information Technology	$1,389,959	32.1%
Health Care	1,062,900	24.5
Consumer Discretionary	976,633	22.6
Communication Services	500,795	11.5
Industrials	296,065	6.8
Consumer Staples	41,593	1.0
Materials	33,744	0.8
Energy	22,040	0.5
Money Market Funds	14,999	0.3
Total Investments	$4,338,728	100.1%
Other Assets and Liabilities, Net	(4,247)	(0.1)
Total Net Assets	$4,334,481	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,576; total market value of collateral held by the Fund was $11,485.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments — IQ Global Equity R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,251,210	$–	$–	$4,251,210
Preferred Stock	72,519	–	–	72,519
Short-Term Investments:
Money Market Funds	14,999	–	–	14,999
Total Investments in Securities	$4,338,728	$–	$–	$4,338,728

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.